RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Right-of-use assets				¥ 17,266,000
Lease liabilities	¥ 485,000	¥ 46,729,000		¥ 19,380,000
Payments of lease liabilities, classified as financing activities	358,000	¥ 1,144,000	¥ 705,000
[custom:PaymentsOfLeaseLiabilityClassifiedAsFinancingActivities]			706,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	30,937,000
Lease liabilities	33,325,000
Payments of lease liabilities, classified as financing activities	¥ 14,303,000		¥ 14,136,000